Going Concern	12 Months Ended
Dec. 31, 2025
Going Concern [Abstract]
Going Concern
3.	Going Concern

The Company for the year ended December 31, 2025 realized net income of $2,645 and generated cash flow from operations of $ 11,332. At December 31, 2025, the Company had a working capital deficit of $2,956, which includes an amount of $2,088 of unearned revenue. This amount represents current liabilities that do not require future cash settlement.

In addition, as of the date of issuance of these financial statements and for the next 12 months, the Company, pursuant to the consummation of the Newbuilding MR SPA had contractual commitments amounting to $6,780, out of which $5,763 are financed by the arranged sale and leaseback financing (see Note 16).

In addition, upon consummation of the Share Purchase Agreement (“SPA”) for the newbuilding mega yacht M/Y Sanlorenzo “1150 Exp” with hull number 158 (the “Newbuilding Yacht”), that the Company has contracted to acquire (the “Newbuilding Yacht SPA”, see Note 5 and 9) the Company will have additional contractual commitments of Euro 26,000 or $30,508, which are non-recourse to the Company. Furthermore, the Company has additional contractual obligations to the Former Parent as seller of the Newbuilding Yacht amounting to $18,500 payable in 2026, $4,000 from which have been settled as of the date of issuance of these financial statements. As described in the Newbuilding Yacht SPA (see Note 5), the Former Parent can demand settlement in the form of Series E Preferred shares (see Note 5) in case the Company does not settle any installments when due, thus for the portion, if any, of the contractual obligations with the Former Parent settled through issuance of Series E Preferred shares, no cash outflow will be required.

In the Company’s opinion, the Company will be able to finance its working capital deficit with cash on hand, operational cash flows and cash flows from financing activities, including potential equity offerings,  and hence the Company believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these consolidated financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.